Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
High school [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues	¥ 3,925,775	¥ 3,383,866	¥ 16,334,106
Cost of revenues	(4,049,479)	(2,899,012)	(21,591,312)
General and administrative expenses	(246,788)	(387,098)	(2,778,289)
Selling and marketing expenses
Impairment loss on goodwill
Expected credit loss for receivables and other assets
Total operating expenses	(246,788)	(387,098)	(2,778,289)
Total other (expenses)/income, net	(26,548)	71,549	7,076,175
Segment loss before tax	(397,040)	169,305	(959,320)
Vocational education [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues	22,247,737	25,067,284	29,877,168
Cost of revenues	(28,305,702)	(22,594,526)	(23,685,307)
General and administrative expenses	(9,224,089)	(9,278,628)	(7,309,405)
Selling and marketing expenses			(16,800)
Impairment loss on goodwill
Expected credit loss for receivables and other assets
Total operating expenses	(9,224,089)	(9,278,628)	(7,326,205)
Total other (expenses)/income, net	2,415,089	3,443,074	4,615,303
Segment loss before tax	(12,866,965)	(3,362,796)	3,480,959
All Other [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues	4,659,478	4,349,510	4,604,142
Cost of revenues	(10,407,899)	(10,357,567)	(1,573,695)
General and administrative expenses	(13,997,493)	(13,133,439)	(15,357,707)
Selling and marketing expenses	(985,278)	(111,780)	(1,500)
Impairment loss on goodwill			(22,677,921)
Expected credit loss for receivables and other assets			(65,138,293)
Total operating expenses	(14,982,771)	(13,245,219)	(103,175,421)
Total other (expenses)/income, net	(87,267,544)	(2,255,266)	(2,852,294)
Segment loss before tax	(107,998,736)	(21,508,542)	(102,997,268)
Consolidated [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues	30,832,990	32,800,660	50,815,416
Cost of revenues	(42,763,080)	(35,851,105)	(46,850,314)
General and administrative expenses	(23,468,370)	(22,799,165)	(25,445,401)
Selling and marketing expenses	(985,278)	(111,780)	(18,300)
Impairment loss on goodwill			(22,677,921)
Expected credit loss for receivables and other assets			(65,138,293)
Total operating expenses	(24,453,648)	(22,910,945)	(113,279,915)
Total other (expenses)/income, net	(84,879,003)	1,259,357	8,839,184
Segment loss before tax	¥ (121,262,741)	¥ (24,702,033)	¥ (100,475,629)